Reverse Acquisition (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Business Combination Purchase Price Allocation [Table Text Block]
The purchase price for Celsus on September 18, 2015, the closing date of the Acquisition, was as follows:

Fair value of Celsus Ordinary Shares outstanding	$20,034,625	(a)
Fair value of Celsus share options	277,461	(2,516,690 options)
Fair value of Celsus warrants	27,054	(1,782,246 warrants)
Total purchase price	$20,339,140

(a)	computed by multiplying 55,636,283 Ordinary Shares of Celsus at Acquisition by the closing stock price on September 18, 2015, of $0.3601.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the allocation of the purchase consideration to the assets acquired and liabilities assumed based on their fair values at September 18, 2015:

Cash and cash equivalents	$1,410,577
Restricted cash	142,079
Prepaid expenses and other assets acquired	1,672,028
Excess consideration	19,283,280
Liabilities related to options and warrants	(1,800,154)
Other assumed liabilities	(368,670)
$20,339,140